Debt - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015	Sep. 30, 2015	May 07, 2015	Dec. 31, 2014	Nov. 20, 2007
Debt Instrument [Line Items]
Leverage ratio of consolidated senior secured first lien to adjusted EBITDA			535.00%
Debt instrument, minimum fixed charge coverage ratio	100.00%	100.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit percentage of maximum availability	10.00%	10.00%
Cash collection, number of business days	30 days	30 days
Revolving Credit Facility | Greater Than 50% of Utilization Credit Facility
Debt Instrument [Line Items]
Commitment Fees Rate	0.25%	0.25%
Revolving Credit Facility | Less Than 50% of Utilization Credit Facility
Debt Instrument [Line Items]
Commitment Fees Rate	0.375%	0.375%
Base Rate Borrowings | Tranche B Term Loan
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate		3.25%
Eurodollar Rate Plus | Tranche B Term Loan
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate		3.25%
LIBOR | Tranche B Term Loan
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate		1.00%
Minimum
Debt Instrument [Line Items]
Unutilized revolving credit facility	$ 9,000,000	$ 9,000,000
Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	1,044,500,000	1,052,400,000		$ 1,055,000,000
Loan increment				150,000,000
Debt instrument, market value	$ 1,000,100,000	$ 1,020,800,000
Percentage of annual payments quarterly installments	0.25%	0.25%
Percentage of prepay outstanding term loans of annual excess cash flow	50.00%	50.00%
Percentage of prepay outstanding term loans of non-ordinary course asset sales	100.00%	100.00%
Annual amount from non-ordinary course asset sales	$ 100,000,000	$ 100,000,000
Proceeds from single or series of transaction	$ 30,000,000	$ 30,000,000
Percentage of cash proceeds from issuance of debt	100.00%	100.00%
Term loan prepayment premium	1.00%	1.00%
Leverage ratio of consolidated senior secured first lien to adjusted EBITDA	433.00%	415.00%
Term Loan | Tranche B Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount					$ 884,600,000
Term Loan | Base Rate Borrowings
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate	2.25%	2.25%
Term Loan | Federal Funds Rate Plus
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate	0.50%	0.50%
Term Loan | One Month Eurodollar Rate
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate	1.00%	1.00%
Term Loan | Eurodollar Rate Plus
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate	3.25%	3.25%
Term Loan | Minimum
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate	1.00%	1.00%
Percentage of prepay outstanding term loans of annual excess cash flow	25.00%	25.00%
Term Loan | Maximum
Debt Instrument [Line Items]
Percentage of prepay outstanding term loans of annual excess cash flow	0.00%	0.00%
ABL Facility
Debt Instrument [Line Items]
Credit Facility, face amount				150,000,000
Credit Facility, increment				$ 50,000,000
Debt instrument, market value	$ 82,000,000	$ 30,000,000
ABL Facility | Base Rate Borrowings
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate	1.25%	1.25%
ABL Facility | Federal Funds Rate Plus
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate	0.50%	0.50%
ABL Facility | One Month Eurodollar Rate
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate	1.00%	1.00%
ABL Facility | Eurodollar Rate Plus
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate	2.25%	2.25%
Senior Secured Credit Facility
Debt Instrument [Line Items]
Weighted Average Interest Rate	4.10%	4.19%
Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Credit Facility, face amount						$ 100,000,000
Credit Facilities | Federal Funds Rate Plus
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate		0.50%
Credit Facilities | One Month Eurodollar Rate
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate		3.25%
Credit Facilities | Eurodollar Rate Plus
Debt Instrument [Line Items]
Revolving Credit Facility, percentage points added to the reference rate		3.25%